Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

	Interest Income	Net Interest Income	Net Income	Basic Earnings Per Share	Diluted Earnings Per Share
	(Dollars in thousands, except per share data)
December 31, 2014
First quarter	$4,277	$3,482	$850	$0.15	$0.15
Second quarter	4,505	3,695	1,214	0.23	0.22
Third quarter	4,644	3,861	1,341	0.25	0.25
Fourth quarter	4,499	3,822	1,005	0.19	0.19
December 31, 2013
First quarter	$4,440	$3,566	$1,088	$0.19	$0.19
Second quarter	4,417	3,567	1,149	0.20	0.20
Third quarter	4,282	3,427	868	0.15	0.15
Fourth quarter	4,439	3,597	908	0.16	0.16